American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2023

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.5%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	17,910,231	17,561,685
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,797,968	6,748,239
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	8,910,974	8,657,981
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	4,151,055	4,363,027
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,935,663	8,999,436
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	861,225	928,704
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	14,187,977	10,759,195
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	19,389,668	14,111,421
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	14,036,581	11,750,914
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	15,580,080	11,339,842
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	10,967,720	8,337,424
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	7,345,932	5,363,888
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,239,820	923,682
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	242,998	179,623
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	10,441,088	6,157,931
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	8,983,472	5,011,071
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	8,500,687	4,677,368
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	12,506,724	11,891,869
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	17,778,603	16,613,252
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,566,100	8,943,303
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	9,733,995	9,054,184
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,265,670	1,177,614
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	16,783,865	15,411,777
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	11,436,036	10,608,074
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	19,273,759	17,770,364
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	3,567,515	3,393,164
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	5,448,690	5,057,576
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	14,378,672	12,540,796
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	19,378,755	16,581,859
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	11,007,852	9,352,551
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	24,948,277	20,916,584
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	8,996,909	7,845,096
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/33	7,903,126	7,142,809
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/33	8,355,361	7,731,960
TOTAL U.S. TREASURY SECURITIES (Cost $364,647,245)		307,904,263
U.S. GOVERNMENT AGENCY SECURITIES — 9.0%
FHLMC, 6.25%, 7/15/32	15,050,000	16,662,725
FNMA, 6.625%, 11/15/30	27,000,000	29,904,628
Tennessee Valley Authority, 3.875%, 3/15/28	2,535,000	2,448,132
Tennessee Valley Authority, 4.70%, 7/15/33	2,058,000	2,036,754
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $55,420,157)		51,052,239
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.8%
FHLMC, 2.50%, 10/1/51	3,027,659	2,411,974
FHLMC, 3.50%, 8/1/52	2,944,137	2,535,176
FHLMC, 4.50%, 10/1/52	2,747,145	2,525,178
FHLMC, 6.00%, 1/1/53	2,876,296	2,844,732
FNMA, 2.50%, 1/1/52	11,852,626	9,480,227
FNMA, 4.00%, 9/1/52	14,658,443	13,084,228

FNMA, 5.50%, 1/1/53	5,930,937	5,740,806
GNMA, 6.50%, TBA	2,892,000	2,908,493
GNMA, 5.50%, 12/20/52	2,656,207	2,582,583
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $47,366,286)		44,113,397
CORPORATE BONDS — 6.3%
Automobiles — 1.0%
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,230,798
Toyota Motor Credit Corp., 2.50%, 3/22/24	3,299,000	3,251,176
		5,481,974
Banks — 2.1%
Bank of America Corp., VRN, 3.46%, 3/15/25	3,355,000	3,310,689
Bank of America Corp., VRN, 5.82%, 9/15/29	355,000	350,790
Bank of America Corp., VRN, 2.88%, 10/22/30	777,000	647,820
Citigroup, Inc., VRN, 3.07%, 2/24/28	190,000	172,417
Citigroup, Inc., VRN, 3.52%, 10/27/28	154,000	139,399
Citigroup, Inc., VRN, 3.98%, 3/20/30	236,000	212,064
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,917,000	1,899,053
JPMorgan Chase & Co., VRN, 5.55%, 12/15/25	1,367,000	1,358,037
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	558,000	514,535
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,762,000	1,485,636
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	245,000	238,476
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	628,000	509,342
Wells Fargo & Co., VRN, 5.57%, 7/25/29	455,000	444,077
Wells Fargo & Co., VRN, 4.90%, 7/25/33	469,000	424,649
Wells Fargo & Co., VRN, 5.39%, 4/24/34	320,000	299,292
		12,006,276
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,114,093
Capital Markets — 0.5%
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	669,000	658,471
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	272,000	251,068
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	182,000	165,350
Morgan Stanley, VRN, 0.79%, 5/30/25	755,000	725,362
UBS Group AG, 4.28%, 1/9/28(2)	1,343,000	1,235,475
		3,035,726
Consumer Finance — 0.2%
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,044,686
Ground Transportation†
DAE Funding LLC, 1.55%, 8/1/24(2)	229,000	219,375
Health Care Providers and Services — 0.3%
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,757,171
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	3,930,000	3,747,873
Machinery — 0.5%
Caterpillar Financial Services Corp., 3.65%, 8/12/25	3,160,000	3,062,425
Multi-Utilities — 0.1%
Sempra Energy, 3.30%, 4/1/25	767,000	737,590
Oil, Gas and Consumable Fuels — 0.7%
Exxon Mobil Corp., 2.71%, 3/6/25	3,770,000	3,632,486
TOTAL CORPORATE BONDS (Cost $37,064,944)		35,839,675
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 3.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	17,048	15,097

Agate Bay Mortgage Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)		147,351	127,256
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)		262,121	251,007
Angel Oak Mortgage Trust, Series 2019-6, Class A3, SEQ, VRN, 2.93%, 11/25/59(2)		287,765	276,201
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)		461,005	365,714
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)		376,083	298,230
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 7.17%, (30-day average SOFR plus 1.85%), 6/25/31(2)		3,200,000	3,198,118
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.32%, (30-day average SOFR plus 1.00%), 9/25/31(2)		1,008,227	1,004,871
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(2)		1,816,939	1,822,698
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33		93,371	88,236
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)		210,257	186,469
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, SEQ, VRN, 1.54%, 2/25/66(2)		417,545	343,061
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, SEQ, 2.86%, 5/25/65(2)		2,225,000	2,149,980
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.76%, 10/25/29(2)		521,384	492,296
JP Morgan Mortgage Trust, Series 2016-1, Class A7, SEQ, VRN, 3.50%, 5/25/46(2)		1,177,745	1,022,138
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)		554,509	474,601
Sequoia Mortgage Trust, Series 2017-7, Class A7, SEQ, VRN, 3.50%, 10/25/47(2)		788,167	677,804
STAR Trust, Series 2021-1, Class A1, SEQ, VRN, 1.22%, 5/25/65(2)		1,128,068	980,099
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)		3,765,000	3,385,022
Verus Securitization Trust, Series 2020-1, Class A3, SEQ, 2.72%, 1/25/60(2)		1,186,489	1,110,915
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)		1,012,955	842,662
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		1,366,388	1,081,183
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)		454,926	409,231
			20,602,889
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24		345,528	348,214
FNMA, Series 2022-R03, Class 1M1, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/42(2)		850,318	860,656
			1,208,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,815,735)			21,811,759
COLLATERALIZED LOAN OBLIGATIONS — 3.7%
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 7.17%, (3-month SOFR plus 1.86%), 4/18/31(2)		1,250,000	1,230,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(2)		1,607,168	1,601,475
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		3,000,000	2,633,610
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(2)		1,700,000	1,697,209
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(2)		2,250,000	2,240,861
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.93%, (3-month SOFR plus 2.60%), 7/20/31(2)		2,200,000	2,194,940
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 6.97%, (3-month SOFR plus 1.66%), 1/15/34(2)		2,600,000	2,581,280
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.70%, (3-month SOFR plus 1.39%), 1/17/31(2)		994,140	993,124
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/20/32(2)		1,800,000	1,795,320
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(2)		2,000,000	1,997,302
Wellfleet CLO Ltd., Series 2022-1A, Class B2, 4.78%, 4/15/34(2)		2,000,000	1,849,403
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,382,536)			20,814,524
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Canada — 3.1%
Canadian Government Bond, 3.75%, 5/1/25	CAD	12,500,000	9,036,812
Canadian Government Bond, 3.50%, 3/1/28	CAD	11,500,000	8,191,776
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,789,211)			17,228,588
ASSET-BACKED SECURITIES — 2.4%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		3,600,000	3,097,788
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		1,095,530	937,146
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		158,264	152,361
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	2,950,000	1,954,678
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		1,500,000	1,363,388

Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	959,175	799,246
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	625,961	518,275
Hilton Grand Vacations Trust, Series 2017-AA, Class A, SEQ, 2.66%, 12/26/28(2)	380,176	378,726
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	801,106	748,028
ServiceMaster Funding LLC, Series 2020-1, Class A2I, SEQ, 2.84%, 1/30/51(2)	1,782,112	1,511,637
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	922,362	870,431
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	1,534,603	1,432,117
TOTAL ASSET-BACKED SECURITIES (Cost $15,724,637)		13,763,821
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 9/15/36(2)	1,180,303	1,128,163
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/36(2)	1,500,000	1,412,915
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.98%, (1-month SOFR plus 1.65%), 5/15/36(2)	2,599,533	2,583,305
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 6.61%, (1-month SOFR plus 1.28%), 5/15/36(2)	1,371,588	1,365,892
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 7/15/38(2)	2,473,169	2,428,898
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,055,000	2,764,775
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,175,109)		11,683,948
MUNICIPAL SECURITIES — 0.4%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,120,000	883,072
University of California Rev., 1.32%, 5/15/27	1,605,000	1,414,141
TOTAL MUNICIPAL SECURITIES (Cost $2,580,253)		2,297,213
SHORT-TERM INVESTMENTS — 6.0%
Commercial Paper(3) — 6.0%
Bennington Stark Capital Co. LLC, 5.54%, 10/4/23(2)	15,000,000	14,988,852
Chariot Funding LLC, 5.52%, 10/20/23(2)	11,000,000	10,965,652
Liberty Street Funding LLC, 5.51%, 10/25/23(2)	700,000	697,290
Liberty Street Funding LLC, 5.49%, 10/26/23(2)	4,000,000	3,983,917
Walmart, Inc., 5.41%, 10/2/23(2)	3,000,000	2,998,688
TOTAL SHORT-TERM INVESTMENTS (Cost $33,644,417)		33,634,399
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $631,610,530)		560,143,826
OTHER ASSETS AND LIABILITIES — 0.8%		4,691,325
TOTAL NET ASSETS — 100.0%		$564,835,151

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,515,713	CAD	26,414,106	JPMorgan Chase Bank N.A.	12/15/23	$46,832

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	196	December 2023	$39,731,344	$(81,894)
U.S. Treasury 5-Year Notes	361	December 2023	38,034,734	(279,094)
U.S. Treasury 10-Year Notes	114	December 2023	12,319,125	(231,245)
U.S. Treasury 10-Year Ultra Notes	97	December 2023	10,821,563	(335,142)
U.S. Treasury Ultra Bonds	20	December 2023	2,373,750	(187,798)
			$103,280,516	$(1,115,173)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.88%	12/2/23	$10,000,000	$87	$66,942	$67,029
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	2,387,668	2,387,014
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(600)	1,601,858	1,601,258
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	1,472,170	1,471,569
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,603,443	1,602,833
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	656,307	656,831
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	965,416	965,971
CPURNSA	Receive	2.50%	8/9/26	$10,000,000	508	8,802	9,310
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	574,078	573,524
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	1,095,785	1,095,161
CPURNSA	Receive	2.47%	5/3/28	$5,000,000	496	21,627	22,123
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	909,129	908,563
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	142,749	142,233
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	717,021	716,467
CPURNSA	Receive	2.44%	2/2/30	$10,500,000	530	123,086	123,616
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	589,301	589,833
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	1,428,168	1,428,754
CPURNSA	Receive	2.66%	8/2/30	$3,400,000	515	(12,791)	(12,276)
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	607	704,725	705,332
CPURNSA	Receive	2.62%	3/2/33	$3,200,000	504	15,601	16,105
CPURNSA	Receive	2.50%	5/3/33	$3,500,000	515	39,051	39,566
CPURNSA	Receive	2.65%	8/2/33	$10,800,000	607	(15,869)	(15,262)
					$1,287	$15,094,267	$15,095,554

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	$114,431
Bank of America N.A.(4)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	409,699
Bank of America N.A.(4)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	699,712
Bank of America N.A.(4)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	178,872
Bank of America N.A.(4)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	403,514
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	48,799
Barclays Bank PLC	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	279,639
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	323,133
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(1,847,524)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(116,134)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	219,835
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,827,371
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	1,941,476
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	258,862
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	249,341
						$4,991,026
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,239,309.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $105,513,611, which represented 18.7% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,969,480.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$307,904,263	—
U.S. Government Agency Securities	—	51,052,239	—
U.S. Government Agency Mortgage-Backed Securities	—	44,113,397	—
Corporate Bonds	—	35,839,675	—
Collateralized Mortgage Obligations	—	21,811,759	—
Collateralized Loan Obligations	—	20,814,524	—
Sovereign Governments and Agencies	—	17,228,588	—
Asset-Backed Securities	—	13,763,821	—
Commercial Mortgage-Backed Securities	—	11,683,948	—
Municipal Securities	—	2,297,213	—
Short-Term Investments	—	33,634,399	—
	—	$560,143,826	—
Other Financial Instruments
Swap Agreements	—	$22,077,776	—
Forward Foreign Currency Exchange Contracts	—	46,832	—
	—	$22,124,608	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,115,173	—	—
Swap Agreements	—	$1,991,196	—
	$1,115,173	$1,991,196	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.